SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Technical know-how	10 years
Computer software	1-10 years

Schedule of company's electricity revenue

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Electricity Revenue:
CSI Solar Segment	9,077	15,302	2,256
Global Energy Segment	629	14,118	21,579
	9,706	29,420	23,835

Schedule of disaggregation of revenue

	Years Ended December 31,
	2020	2021	2022
	$	$	$
CSI Solar Segment:
Revenue recognized at a point in time	2,704,332	3,881,573	6,173,338
Revenue recognized over time	45,996	271,513	473,747

Global Energy Segment:
Revenue recognized at a point in time	687,759	1,068,179	763,698
Revenue recognized over time	38,408	55,904	57,827
	3,476,495	5,277,169	7,468,610

Schedule of contract assets and contract liabilities

	At December 31,	At December 31,
	2021	2022
	$	$
Contract Assets
Accounts receivable, unbilled	37,244	57,770

Contract Liabilities
Advances from customers	135,512	334,943
Other current liabilities	98,494	71,808
	234,006	406,751

Summary of the Company's other operating income, net

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Government grants	(24,245)	(38,468)	(59,543)
Net (gain) loss on disposal of property, plant and equipment	(253)	83	(4,259)
Net gain on disposal of solar power system	—	(10,091)	—
(Insurance claims on) weather-related project damages	(1,025)	1,408	—
	(25,523)	(47,068)	(63,802)

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	As of December 31,
	2021	2022
	$	$
Supplier A	37,117	35,359
Supplier B	52,257	—	(1)
Supplier C	36,026	—	(1)
(1)	Not in excess of 10% of total advances to suppliers as of December 31, 2022.